Ordinary Shares (Details) $ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands, $ in Thousands				1 Months Ended				6 Months Ended			12 Months Ended
	Dec. 17, 2020 $ / shares shares	Sep. 02, 2020 $ / shares shares	Jun. 15, 2020 $ / shares shares	Apr. 30, 2025 CNY (¥) shares	Apr. 30, 2025 HKD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Nov. 30, 2024 shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	May 31, 2024 shares	Dec. 31, 2023 USD ($) shares
Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares						$ 0.00025			$ 0.00025
Share capital, value authorized | $						$ 1,000			$ 1,000
Share capital, shares authorized						4,000,000,000			4,000,000,000
Ordinary shares, shares authorized						4,000,000,000			4,000,000,000
Ordinary shares, par value (in dollars per share) | $ / shares						$ 0.00025			$ 0.00025
Shares authorized, class to be determined						1,219,469,778			1,219,469,778
Proceeds from issuance of ordinary shares, net of issuance costs								¥ 3,684,893	$ 514,391
Ordinary shares, shares issued						2,094,978,828			2,247,562,644
Total amount released from treasury stock | ¥								¥ 100,200		¥ 11,700
Ordinary shares, shares outstanding						2,091,505,895			2,244,666,266
CYVN Entities
Ordinary Shares
Equity Method Investment, Aggregate Cost | $														$ 2,943,500
Class A Ordinary Shares
Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares						$ 0.00025			$ 0.00025
Ordinary shares, shares authorized						2,632,030,222			2,632,030,222
Ordinary shares, par value (in dollars per share) | $ / shares						$ 0.00025			$ 0.00025
Number of newly issued ordinary shares				136,800,000	136,800,000
Share issue price (in dollars per share) | $ / shares					$ 29.46
Number of ordinary shares in each ADS						32,822,395			17,038,579
Proceeds from issuance of ordinary shares, net of issuance costs				¥ 3,684,893	$ 4,030,130
Ordinary shares, shares issued						1,946,478,828			2,099,062,644
Number of shares agreed to be lent													2,000,000
Ordinary shares, shares outstanding						1,943,005,895			2,096,166,266
Class A Ordinary Shares | CYVN Entities
Ordinary Shares
Ordinary shares, shares issued														378,695,543
Class B Ordinary Shares
Ordinary Shares
Ordinary shares, shares authorized						0			0
Class C Ordinary Shares
Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares						$ 0.00025			$ 0.00025
Ordinary shares, shares authorized						148,500,000			148,500,000
Ordinary shares, par value (in dollars per share) | $ / shares						$ 0.00025			$ 0.00025
Ordinary shares, shares issued						148,500,000			148,500,000
Ordinary shares, shares outstanding						148,500,000			148,500,000
American Depositary Shares
Ordinary Shares
Number of newly issued ordinary shares	78,200,000	101,775,000	82,800,000
Share issue price (in dollars per share) | $ / shares	$ 39	$ 17	$ 5.95
American Depositary Shares | Convertible notes
Ordinary Shares
Shares issued upon conversion						27,690,071	27,690,071	0	0
American Depositary Shares | Convertible Senior Notes Due 2027
Ordinary Shares
Shares issued upon conversion						27,690,071	27,690,071
American Depositary Shares | At-the-market equity offering program
Ordinary Shares
Number of ordinary shares in each ADS											53,292,401	53,292,401
Proceeds from issuance of ordinary shares, net of issuance costs											¥ 12,677,554	$ 1,974,000